Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 6,874	¥ 8,352	¥ 10,518
Increase-tax position in prior years	277	1,112	20
Increase-tax position in current year	2,135	1,936	1,800
Decrease-tax position in prior years	(868)	(2,517)	(1,634)
Settlements with taxing authorities	(5,350)	(2,002)	(2,336)
Lapse of statute of limitations	(18)	(7)	(16)
Balance at end of year	¥ 3,050	¥ 6,874	¥ 8,352